INVESTMENTS (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity securities, by type
Held-to-maturity securities, cost	$ 0
Held-to-maturity securities, estimated fair value	0
Equity securities
Held-to-maturity securities, by type
Held-to-maturity securities, cost	0
Held-to-maturity securities, estimated fair value	0
Bank and corporate debt
Held-to-maturity securities, by type
Held-to-maturity securities, cost	0	113
Held-to-maturity securities, estimated fair value	0	113
Held-to-maturity securities, gross unrealized gains	0	0
Held-to-maturity securities, gross unrealized losses	$ 0	$ 0